SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Advent Claymore Convertible Securities and Income Fund
1271 Avenue of the Americas, 45th Floor
New York, NY 10020
(212) 482-1600

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21309

1.	Title of the class of securities of Advent Claymore Convertible Securities and Income Fund (the “Fund”) to be redeemed:

Auction Market Preferred Shares, par value $.001 per share, liquidation preference $25,000 per share (the “Shares”), as identified by series and CUSIP in Annex A hereto.

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the “Redemption Date”).

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 10(a) of the Statement of Preferences of Auction Market Preferred Shares of the Fund.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  All of the outstanding Shares of each series are being redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 10th day of May, 2013.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

By:	/s/ Edward C. Delk
Name: Edward C. Delk
Title: Secretary

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
M7	00764C208	June 18, 2013	25	$625,000
T28	00764C307	June 26, 2013	2	$50,000
W7	00764C406	June 13, 2013	30	$750,000
W-28	00764C703	June 13, 2013	1	$25,000
Th-28	00764C505	June 14, 2013	2	$50,000
F-7	00764C604	June 17, 2013	3	$75,000